Long-term Borrowings - Schedule of Long-Term Borrowings (Detail) - Banks [Member] - LPR+0.295% - Long-term Debt [Member]	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Debt Instrument [Line Items]
Floating annual rate (%)	0.295%	0.295%
Long term borrowings	¥ 145,311,721	$ 22,802,580	¥ 102,415,457
Minimum [Member]
Debt Instrument [Line Items]
Term	30 months
Maximum [Member]
Debt Instrument [Line Items]
Term	95 months